Condensed Statements Of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Formation and operational costs	$ 5,005	$ 3,117,068	$ 236,839	$ 3,838,489
Loss from operations	(5,005)	(3,117,068)	(236,839)	(3,838,489)
Other income:
Interest earned on investments held in Trust Account		28,889	85,104	129,415
Change in fair value of warrant liability		9,455,000	(18,910,000)	27,145,000
Transactions costs allocable to warrants			(999,374)
Total other income, net		9,483,889	(19,824,270)	27,274,415
Net income (loss)	(5,005)	6,366,821	(20,061,109)	23,435,926
Common Class A [Member]
Other income:
Net income (loss)	$ 0	$ 5,093,457	$ (13,879,256)	$ 18,748,741
Weighted average shares outstanding		40,000,000	22,451,613	40,000,000
Basic and diluted net income per ordinary share	$ 0	$ 0.13	$ (0.62)	$ 0.47
Common Class B [Member]
Other income:
Net income (loss)	$ (5,005)	$ 1,273,364	$ (6,181,853)	$ 4,687,185
Weighted average shares outstanding	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income per ordinary share	$ 0.00	$ 0.13	$ (0.62)	$ 0.47